Cover	Mar. 14, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
Entity File Number	001-41143
Entity Registrant Name	Zalatoris Acquisition Corp.
Entity Central Index Key	0001846750
Entity Tax Identification Number	86-1837862
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 5801
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	917
Local Phone Number	675-3106
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Exchange Share and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Exchange Share and one Redeemable Warrant
Trading Symbol	TCOA.U
Security Exchange Name	NYSE
Class A Ordinary Share, $0.0001 par value per Exchange share
Title of 12(b) Security	Class A Ordinary Share, $0.0001 par value per Exchange share
Trading Symbol	TCOA
Security Exchange Name	NYSE
Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise Exchange price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each warrant exercisable for one Class A Ordinary Share at an exercise Exchange price of $11.50 per share
Trading Symbol	TCOA WS
Security Exchange Name	NYSE